Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, shares in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares
Accounts payable of the consolidated VIEs without recourse to the primary beneficiaries	¥ 1,134,413	$ 173,856	¥ 1,212,303
Salary and welfare payables of the consolidated VIEs without recourse to the primary beneficiaries	3,538,732	542,334	2,957,360
Taxes payable of the consolidated VIEs without recourse to the primary beneficiaries	4,282,835	656,373	3,156,513
Short-term loans of the consolidated VIEs without recourse to the primary beneficiaries	19,504,696	2,989,225	16,828,226
Deferred revenue of the consolidated VIEs without recourse to the primary beneficiaries	10,945,143	1,677,417	8,602,227
Accrued liabilities and other payables of the consolidated VIEs without recourse to the primary beneficiaries	7,006,819	1,073,843	5,292,774
Short-term operating lease liabilities of the consolidated VIEs without recourse to the primary beneficiaries	330,853	50,705	191,454
Long-term operating lease liabilities of the consolidated VIEs without recourse to the primary beneficiaries	¥ 474,882	$ 72,778	¥ 279,949
Ordinary shares, US$0.0001 par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized | shares	1,000,300,000	1,000,300,000	1,000,300,000
Ordinary shares, shares outstanding | shares	3,349,335	3,349,335	3,228,531
Primary Beneficiary Consolidated VIEs
Accounts payable of the consolidated VIEs without recourse to the primary beneficiaries	¥ 676,590		¥ 846,893
Salary and welfare payables of the consolidated VIEs without recourse to the primary beneficiaries	130,122		97,636
Taxes payable of the consolidated VIEs without recourse to the primary beneficiaries	87,177		122,179
Short-term loans of the consolidated VIEs without recourse to the primary beneficiaries	461,309		197,420
Deferred revenue of the consolidated VIEs without recourse to the primary beneficiaries	9,850,308		7,634,637
Accrued liabilities and other payables of the consolidated VIEs without recourse to the primary beneficiaries	2,309,598		1,919,549
Short-term operating lease liabilities of the consolidated VIEs without recourse to the primary beneficiaries	18,003		14,683
Long-term operating lease liabilities of the consolidated VIEs without recourse to the primary beneficiaries	¥ 19,619		¥ 12,133